IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	9 Months Ended
Dec. 31, 2023
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 10. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

		Value as of
Project #	Description	December 31, 2023	March 31, 2023
iOx:
PORT-2 (IMM60)	Melanoma & Lung Cancers	$10,968	$36,181
PORT-3 (IMM65)	Ovarian/Prostate Cancers	–	21,709
		10,968	57,890

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT-6 & PORT-7	Adenosine Receptors	22,723	22,723
PORT-8	Adenosine Receptors	420	420
PORT-9	Adenosine Receptors	472	472
		23,615	23,615

In-process research and development		$34,761	$81,683

Deferred tax liability		$1,549	$13,195

At the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. Based upon the Company’s decision to pause iNKT development (PORT-2 and PORT-3), representing the iOx IPR&D, the Company performed an IAS 36 analysis at December 31, 2023. The Company evaluated the then-current capital markets, the increasing costs of capital, and the delays in the timing of asset development and the likelihood of finding a partner and concluded that a $46.9 million provision for impairment was required for the three and nine months ended December 31, 2023. The Company had previously recognized an impairment loss of $59.3 million for the year ended March 31, 2023 with respect to the iOx IPR&D. The deferred tax liability in the U.K. was reduced as a result of the IPR&D impairment loss recognized by iOx for financial statement purposes.